Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
The Company has prepared the accompanying unaudited condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”).
Certain information and footnote disclosures normally included in the Company’s annual consolidated financial statements have been condensed or omitted, as permitted by such rules and regulations. These unaudited condensed consolidated financial statements, in the opinion of management, reflect all normal recurring adjustments necessary for a fair presentation of the Company’s financial position, results of operations, and cash flows for the interim periods ended March 31, 2026 and 2025.
The results of operations for the interim periods are not necessarily indicative of the results of operations to be expected for the full year. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the years ended December 31, 2025, 2024, and 2023, and the notes thereto, which are included in the 2025 Annual Report.
The significant accounting policies used in the preparation of these unaudited condensed consolidated financial statements are consistent with those described in the Company’s audited consolidated financial statements as of and for the years ended December 31, 2025, 2024, and 2023, and the notes thereto, in the Company’s 2025 Annual Report. During the three months ended March 31, 2026, the Company adopted the following significant accounting policy related to deferred offering costs:
Deferred Offering Costs
In accordance with U.S. GAAP, the Company capitalizes deferred offering costs as an asset when they are directly attributable to a planned equity issuance and are expected to provide future economic benefit. These costs typically include legal, accounting, underwriting, and registration fees. Deferred offering costs for equity offerings are recorded in an asset account and, upon completion of the offering, are reclassified as a reduction of additional paid-in
capital. If the offering is abandoned, the deferred offering costs are expensed immediately in the statement of operations.
Recent Accounting Pronouncements
In November 2024, the FASB issued ASU
2024-03,
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Topic
220-40),
which addresses the disaggregation of income statement expenses. This standard is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is evaluating this standard to determine if adoption will have a material impact on the Company’s consolidated financial statements.
Although the FASB has issued several ASUs for which adoption dates are pending, the Company does not expect any to have a material impact on its consolidated financial statements.

2. Summary of Significant Accounting Policies
Basis of Presentation
The Company has prepared its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) promulgated by the Financial Accounting Standards Board (“FASB”).
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates its estimates, which include, but are not limited to, estimates related to revenue recognition, accrued expenses, including clinical trials and other research and development related accruals, derivative liabilities, and stock-based compensation expense. The Company bases its estimates on historical experience and other market specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results could materially differ from those estimates.
Revenue Recognition
Under ASC Topic 606, “Revenue from Contracts with Customers” (“ASC 606”), an entity recognizes revenue when or as its customer obtains control of distinct promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine the appropriate amount of revenue to be recognized for arrangements determined to be within the scope of ASC 606, the Company performs the following five steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. The Company only applies the five-step model to contracts when it is probable that it will collect consideration it is entitled to in exchange for the goods or services it transfers to the customer.
Under ASC 606, there is judgment involved in identifying the promised goods or services in the agreement, determining whether these are distinct in the context of the contract and determining if these represent a performance obligation to a customer. Additionally, the Company uses judgment to determine whether rights to additional goods or services that are exercisable at a customer’s discretion provide a material right to the customer and if so, they are considered performance obligations. Performance obligations are promised goods or services in a contract to transfer a distinct good or service to the customer and are considered distinct when (i) the customer can benefit from the good or service on its own or together with other readily available resources and (ii) the promised good or service is separately identifiable from other promises in the contract. In assessing whether promised goods or services are distinct, the Company considers factors such as the stage of development of the underlying intellectual property, the capabilities of the customer to develop the intellectual property on its own or whether the required expertise is readily available and whether the goods or services are integral or dependent to other goods or services in the contract.
The Company estimates the transaction price based on the amount expected to be received for transferring the promised goods or services in the contract. The consideration may include fixed consideration and variable consideration. At the inception of each arrangement that includes variable consideration, the Company evaluates the amount of potential payments and the likelihood that the payments will be received. The Company utilizes either the most likely amount method or expected amount method to estimate the amount expected to be received based on which method best predicts the amount expected to be received. The amount of variable consideration which is included in the transaction price may be constrained and is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period.
Development milestones are assessed under the most likely amount method and are not constrained if it is probable that a significant revenue reversal will not occur. Milestone payments that are not within the Company’s control or the licensee’s control, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. At the end of each reporting period, the Company re-evaluates
the probability of achievement of such development milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up
basis, which would affect revenue in the period of adjustment.
For revenue related to sales-based royalties received from licensees, including milestone payments based on the level of sales, where the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).
The Company allocates the transaction price based on the estimated stand-alone selling price of each of the performance obligations. The Company must develop assumptions that require judgment to determine the stand-alone selling price for each performance obligation identified in a contract with a customer. The Company utilizes key assumptions to determine the stand-alone selling price for service obligations, which may include other comparable transactions, pricing considered in negotiating the transaction and the estimated costs. Additionally, in determining the standalone selling price for material rights, the Company may reference comparable transactions, clinical trial success probabilities, and develop estimates of option exercise likelihood. Any variable consideration is allocated specifically to one or more performance obligations in a contract when the terms of the variable consideration relate to the satisfaction of the performance obligation and the resulting amounts allocated are consistent with the amounts the Company would expect to receive for the satisfaction of each performance obligation.
The consideration allocated to each performance obligation is recognized as revenue when control is transferred for the related goods or services. For performance obligations which consist of licenses and other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

To the extent the Company’s right to consideration is conditional, the Company records a contract asset. There were no contract assets as of December 31, 2025, 2024, and 2023.
To the extent the Company receives payments, including
non-refundable
payments, in excess of the recognized revenue, such excess is recorded as deferred revenue until it performs its obligations under these arrangements. There was no deferred revenue as of December 31, 2025, 2024, and 2023.
License and Service Receivable
License and service receivable as of December 31, 2024 represented the amount due from Almirall under the Almirall License Agreement. Amounts payable to the Company were recorded as license and service receivable when the Company’s right to consideration was unconditional. To estimate an allowance for credit losses, the Company determined the allowance based on ongoing credit evaluation and the aging of such receivables, among other factors. There was no allowance for expected credit losses for the license and service receivable as of December 31, 2024. The license and service receivable was received in 2025. There was no license and service receivable as of December 31, 2025 and 2023.
Unbilled Receivable
Unbilled receivable as of December 31, 2024 represented the amount due from Almirall under the Almirall License Agreement which had not been billed as of December 31, 2024. Amounts payable to the Company were recorded as unbilled receivable when the Company’s right to consideration was unconditional but the amount had not been billed. To estimate an allowance for credit losses, the Company determined the allowance based on ongoing credit evaluation and the aging of such receivables, among other factors. There was no allowance for expected credit losses for the unbilled receivable as of December 31, 2024. The unbilled receivable was billed and received in 2025. There was no unbilled receivable as of December 31, 2025 and 2023.
Foreign Currency
The functional currency of the Company and its subsidiaries is the U.S. dollar. Accordingly, monetary accounts maintained in other currencies are re-measured
into U.S. dollars in accordance with ASC Topic 830, “Foreign Currency Matters”. All foreign currency transaction gains and losses arising from transactions denominated in foreign currencies, whether realized or unrealized, are recorded in the statements of operations as other income or expenses.
Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company’s cash and cash equivalents include holdings in checking and overnight sweep accounts. The Company’s cash equivalents, which are money market funds held in a sweep account, are measured at fair value on a recurring basis. As of December 31, 2025, 2024, and 2023 the balances of cash and cash equivalents were $4.8 million, $0.1 million and $1.1 million, respectively, which approximate fair value and were determined based upon Level 1 inputs. The sweep account is valued using quoted market prices with no valuation adjustments applied. Accordingly, these financial instruments are categorized as Level 1.
Marketable Securities
The Company classifies all investment instruments with an original maturity date, when purchased, in excess of three months but less than one year as current marketable securities. Marketable securities are classified as available-for-sale
and are carried at fair value. The Company periodically assesses its portfolio of securities to determine whether to record any estimated allowances for credit losses in the statement of operations. This assessment includes considering whether the Company intends to sell a security, whether it is more likely than not that the Company will have to sell a security before recovery of its amortized cost, and whether a decline in a security’s fair value below its amortized cost is credit-related or non-credit-related.
The Company
records non-credit-related
unrealized gains and losses on
available-for-sale
securities in accumulated other comprehensive income, which is a separate component of stockholders’ equity on its consolidated balance sheet. Gains or losses realized upon sales of available-for-sale
securities are recorded in other income. The cost of securities sold is based on the specific identification method. To date, the Company has recorded no allowances for credit losses, and no realized gains or losses upon sales of securities. As of December 31, 2025, 2024 and 2023, all of the Company’s marketable securities, which consisted of money market funds held in a sweep account, were included in cash and cash equivalents. There were no available-for-sale
securities recorded in accumulated other comprehensive income in any period presented.
Restricted Cash
As of December 31, 2025, 2024, and 2023, restricted cash consisted of bank guarantees related to corporate facilities leases and credit card programs.
Concentrations of Credit Risk and
Off-Balance
Sheet Risk
Financial instruments that potentially subject the Company to credit risk consist primarily of cash and cash equivalents. The Company invests any excess cash in money market funds, and the management of these investments is not discretionary on the part of the financial institution. Substantially all of the Company’s cash and cash equivalents are held at Silicon Valley Bank (“SVB”), now part of First Citizens Bank, and the amounts frequently exceed federally insured limits. The Company is exposed to credit risk in the event of default by the financial institutions holding its cash and cash equivalents. If the Company is unable to access its cash and cash equivalents as needed, its financial position and ability to operate its business will be adversely affected.
The Company has no
off-balance-sheet
concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.
Property and Equipment
Property and equipment are recorded at cost, less accumulated depreciation and amortization. Leasehold improvements are amortized over the lesser of the estimated useful life or the expected term of the related lease. Costs associated with maintenance and repairs are expensed as incurred. Depreciation expense is computed on a straight-line method over the estimated useful lives of the respective assets, as follows:

Estimated Useful Life
Computers and software	3 years
Office furniture and equipment	5 to 12 years
Laboratory equipment	5 years
Leasehold improvement	Over the shorter of the expected remaining lease term or estimated useful life
Upon sale or disposition of property and equipment, the cost and related accumulated depreciation and amortization are eliminated from the accounts and any resultant gain or loss is credited or charged to operations.
Impairment of Long-Lived Assets
Property and equipment subject to depreciation are reviewed for impairment in accordance with ASC Topic 360, “Accounting for the Impairment or Disposal of Long-Lived Assets”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds their fair value. The Company continually evaluates whether events or circumstances have occurred that indicate that the remaining useful life of its long-lived assets may warrant revision or that the carrying value of these assets may be impaired. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets.
Evaluation of recoverability of the asset or asset group is based on an estimate of undiscounted future cash flows resulting from the use of the asset or asset group and its eventual disposition. In the event that such cash flows are not expected to be sufficient to recover the carrying amount of the asset or asset group, the assets are written down to their estimated fair value. The impairment loss would be based on the excess of the carrying value of the impaired asset over its fair value, determined based on discounted cash flows. As of each balance sheet date presented, none of the Company’s long-lived assets were impaired. The Company did not record any impairment losses during the years ended December 31, 2025, 2024, and 2023.
Legal and Other Contingencies
The Company accounts for its contingent liabilities in accordance with ASC Topic 450, “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. For the years ended December 31, 2025, 2024, and 2023, the Company was not a party to any litigation that was reasonably possible to have a material adverse effect on the Company’s business, financial position, results of operations or cash flows (see also Note 8, “License Agreement, Advances From Collaboration Partners, Legal and Other Contingencies”). Legal costs incurred in connection with loss contingencies are expensed as incurred.
Research and Development Expenses
Research and development expenses are comprised of costs incurred in performing research and development activities, including salaries, stock-based compensation and benefits for employees performing such activities, certain allocated facilities and support costs, depreciation, third-party license fees, and external costs of vendors engaged to conduct preclinical development activities and clinical trials. Research and development expenses are expensed as incurred and include the Company’s costs of performing services in connection with its collaboration agreements and research grants.
Non-refundable
prepayments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized in prepaid expenses and other current assets. Such amounts are recognized as an expense as the goods are delivered or the related services are performed, or until it is no longer expected that the goods will be delivered, or the services rendered.
The Company enters into arrangements with contract research organizations in connection with clinical trials. Such arrangements often provide for payment prior to commencing the project or based upon predetermined milestones throughout the period during which services are expected to be performed. As part of the process of preparing the Company’s financial statements, management is required to estimate prepaid and accrued clinical trial expenses. The date on which services commence, the level of services performed on or before a given date, and the cost of such services are often determined based on subjective judgments informed by the facts and circumstances known to management from the terms of the contract and the Company’s ongoing monitoring of service performance. The Company makes these judgments based upon the facts and circumstances known to management based on the terms of the contract and the Company’s ongoing monitoring of service performance.
Fair Value of Financial Instruments
Fair value is determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal market for the asset or liability in an orderly transaction between market participants. U.S. GAAP specifies a hierarchy of valuation techniques based upon whether the inputs to those valuation techniques reflect assumptions other market participants would use based upon market data obtained from independent sources (observable inputs) or reflect the Company’s own assumptions of market participant valuation (unobservable inputs).
The fair value hierarchy consists of three levels:
Level 1 - Quoted prices (unadjusted) in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Financial assets and liabilities are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The authoritative guidance requires the use of observable market data if such data is available without undue cost and effort. When available, the Company uses unadjusted quoted market prices to measure fair value and classify such items within Level 1. If quoted market prices are not available, fair value is based upon internally developed models that use, where possible, current market-based or independently-sourced market parameters, such as interest and currency rates and comparable transactions. Items valued using internally generated models are classified according to the lowest level input or value driver that is significant to the valuation. Thus, items may be classified in Level 3 even though there may be inputs that are readily observable. If quoted market prices are not available, the valuation model used generally depends on the specific asset or liability being valued. The Company did not have any transfers of financial assets between Level 2 and 3 during the years ended December 31, 2025, 2024, and 2023.
Some assets and liabilities are required to be recorded at fair value on a recurring basis, while other assets and liabilities are recorded at fair value on a nonrecurring basis. The carrying amounts of current financial instruments, which include cash and cash equivalents, restricted bank deposits, accounts payable, accrued expenses, lease obligation liability and debt, approximate their fair values due to the short-term nature of these instruments.
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards or over the implicit service period when a performance condition affects the vesting, and it is considered probable that the performance condition will be achieved. The Company accounts for forfeitures as they occur.
The Company grants restricted stock awards (“RSAs”) to certain employees and directors as part of its long-term incentive compensation program. RSAs are measured at fair value on the grant date, which is determined based on the market price of the Company’s common stock on that date. The fair value of RSAs is recognized as compensation expense over the requisite service period, which is generally the vesting period, using the straight-line method. Unvested RSAs are subject to forfeiture upon termination of employment. The Company records RSAs as outstanding shares of common stock upon issuance. The Company accounts for forfeitures as they occur. The Company will repurchase the unvested shares upon termination of employment.

The Company’s Board of Directors determined the fair value of each stock option award at its grant date using, among other inputs, a third-party valuation specialist for options awarded during the year ended December 31, 2025. During the years ended December 31, 2024, and 2023, the Company used its public trading share price. The Company’s Board of Directors determined the fair value of each restricted stock unit (“RSU”) at its grant date using, among other inputs, a third-party valuation specialist for RSUs awarded during the year ended December 31, 2025. During the years ended December 31, 2024 and 2023, the Company determined the fair value of each RSU at its grant date based on the closing market price of the Company’s common stock on that date.
Debt
The Company accounts for its debt instruments in accordance with ASC Topic 470, “Debt”. Debt is initially recognized at the principal amount borrowed, net of issuance costs and any applicable discounts or premiums. Debt issuance costs are recorded as a direct deduction from the carrying amount of the related debt liability and are amortized to interest expense using the effective interest method over the term of the underlying borrowing.

Interest expense includes stated interest, amortization of debt discounts and premiums, amortization of debt issuance costs, and, when applicable, imputed interest for debt where the stated interest is not representative of a market rate. The Company accounts for imputed interest in accordance with ASC Topic
835-30,
“Interest-Imputation of Interest”.
The Company evaluates the features within its debt instruments to determine whether bifurcation and separate accounting are required under ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). Embedded conversion features that are not required to be separately accounted for as derivatives are evaluated under applicable U.S. GAAP guidance to determine whether any beneficial conversion feature or other separate equity component should be recognized. Upon conversion, the carrying amount of the debt, including any unamortized discounts or premiums and issuance costs, is reclassified to equity in accordance with applicable accounting guidance. No gain or loss is recognized upon conversion unless required under specific circumstances prescribed by U.S. GAAP.
When warrants are issued in connection with debt financing arrangements, the Company evaluates the warrants under ASC Topic 480, “Distinguishing Liabilities from Equity”, and ASC 815 to determine whether the warrants should be classified as equity or as a liability. If classified as equity, the relative fair value of the warrants is recorded in additional paid-in
capital, with a corresponding debt discount that is amortized to interest expense over the term of the related debt using the effective interest method. If classified as a liability, the warrants are recorded at fair value at issuance and remeasured at each reporting date, with changes in fair value recognized in the consolidated statement of operations. The Company uses the Black-Scholes pricing model or a Monte Carlo simulation model, depending on the applicable terms of the warrant agreement, to value the warrants at the issuance date and at subsequent measurement dates. The Company may also use third-party valuation experts to assist with the valuation of its warrants.
The Company evaluates amendments and modifications of debt arrangements to determine whether the changes represent a modification or an extinguishment in accordance with ASC Topic 470. If the terms of a debt instrument are substantially modified, the Company accounts for the transaction as an extinguishment of the original debt and recognition of new debt, with any difference between the reacquisition price and the net carrying amount of the extinguished debt recognized as a gain or loss in the consolidated statement of operations. If the modification is not considered substantial, fees paid to third parties are expensed as incurred, and fees paid to lenders are capitalized and amortized as an adjustment to interest expense over the remaining term of the modified debt.
Interest is accrued as incurred and included in accrued interest in the consolidated balance sheets.

Debt is classified as current or noncurrent based on the contractual maturity date as of the balance sheet date. The Company classifies debt as current if it is due within 12 months of the balance sheet date, unless the Company has the contractual right and intent to refinance the obligation on a long-term basis.
Certain debt arrangements may contain financial and operational covenants. The Company assesses compliance with such covenants as of each reporting period. If a covenant violation occurs and is not cured or waived prior to issuance of the consolidated financial statements, the related debt is classified as current unless a waiver is obtained that provides a grace period of at least 12 months from the balance sheet date.
Income Taxes
The Company accounts for income taxes in accordance with ASC Topic 740, “Income Taxes” (“ASC 740”), which prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to be recovered or settled. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized. The Company considers many factors when assessing the likelihood of future realization of deferred tax assets, including recent earnings results, expectations of future taxable income, carryforward periods available and other relevant factors. The Company records changes in the required valuation allowance in the period that the determination is made.
Based on ASC 740, a
two-step
approach is used to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2025, 2024, and 2023, no liability for unrecognized tax positions has been recorded. Accordingly, no interest or penalties related to uncertain tax positions are recorded. The Company’s policy is to record any interest or penalties associated with unrecognized tax positions as a component of income tax expense.
Net Loss per Share, Basic and Diluted
Basic loss per share is computed by dividing the loss for the period applicable to ordinary shareholders by the weighted average number of shares of common stock and pre-funded
warrants outstanding during the period. In computing diluted loss per share, weighted average shares used in computing basic earnings per share are adjusted to reflect the potential dilution that could occur upon the exercise of outstanding stock options and upon conversion of RSUs and warrants issued to investors and service providers using the “treasury stock method”.
Leases
At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease. Leases with a term greater than one year are recognized on the consolidated balance sheet as a right-of-use
(“ROU”) asset and current and
non-current
lease liabilities, as applicable. The Company has made an accounting policy election, known as the short-term lease recognition exemption, which allows the Company to not recognize ROU assets and lease liabilities that arise from short-term leases (12 months or less). The Company has applied this election to all classes of underlying assets. The Company typically only includes an initial lease term in its assessment of a lease arrangement. Options to renew or options to cancel a lease are not included in the Company’s assessment unless there is reasonable certainty that the Company will renew or will not cancel, respectively. The Company monitors its material leases on a quarterly basis.

Operating lease liabilities and their corresponding ROU assets are recorded based on the present value of future lease payments over the expected remaining lease term. Lease cost for operating leases is recognized on a straight-line basis over the lease term as an operating expense. Certain adjustments to the ROU asset may be required for items such as lease prepayments or incentives received. The interest rate implicit in lease contracts is typically not readily determinable. As a result, the Company utilizes its incremental borrowing rate, which reflects the fixed rate at which the Company could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. The Company has elected to account for the lease and non-lease
components together for all leases.
Recent Accounting Pronouncements
In November 2023, the FASB issued ASU
2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which is intended to provide enhanced segment disclosures. The standard requires disclosures about significant segment expenses and other segment items and identifying the Chief Operating Decision Maker (“CODM”) and how they use the reported segment profitability measures to assess segment performance and allocate resources. These enhanced disclosures are required for all entities on an interim and annual basis, even if they have only a single reportable segment. The standard is effective for years beginning after December 15, 2023, and interim periods within annual periods beginning after December 15, 2024. The adoption of this standard during the year ended December 31, 2024 did not have a material impact on the Company’s consolidated financial results, but resulted in enhanced disclosures as included in Note 15, “Segments”. The Company applied this standard retrospectively to all prior periods presented in the consolidated financial statements. Upon transition, the segment expense categories and amounts disclosed in the prior periods were based on the significant segment expense categories identified and disclosed in the period of adoption.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to provide enhancements to annual income tax disclosures. The standard will require more detailed information in the rate reconciliation table and for income taxes paid, among other enhancements. The standard is effective for years beginning after December 15, 2024 and early adoption is permitted. The adoption of this standard during the year ended December 31, 2025 did not have a material impact on the Company’s consolidated financial results, but resulted in enhanced disclosures as included in Note 12, “Income Taxes”. The Company applied this standard on a retrospective basis.
In November 2024, the FASB issued ASU
2024-03,
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Topic
220-40),
which addresses the disaggregation of income statement expenses. This standard is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is evaluating this standard to determine if adoption will have a material impact on the Company’s consolidated financial statements.
Although the FASB has issued several other ASUs for which adoption dates are pending, the Company does not expect any of them to have any impacts on its consolidated financial statements.